REVENUE AND DEFERRED REVENUE	12 Months Ended
Dec. 31, 2025
REVENUE AND DEFERRED REVENUE
REVENUE AND DEFERRED REVENUE

4. REVENUE AND DEFERRED REVENUE

The following table presents the Group’s revenues from contracts with customers disaggregated by timings of revenue recognition:

	For the year ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
	(in thousands)
Revenues:
Recognized over time	926,479	818,711	701,505	100,314
Recognized at a point in time	91,660	103,490	105,514	15,088
Total revenues	1,018,139	922,201	807,019	115,402

Contract costs

Deferred channel and other costs were recorded under “Prepayments and other current assets” (Note 6). For the years ended December 31, 2023, 2024 and 2025, the Group recognized RMB192,122 thousand, RMB161,624 thousand and RMB139,740 thousand (US$19,983 thousand) of amortization of deferred channel costs as “Cost of revenues”, respectively. There was no impairment recognized to the deferred costs during the years ended December 31, 2023, 2024 and 2025.

Deferred revenue and customer advances

Deferred revenue and customer advances primarily consist of deferred revenue from online subscriptions and advanced consideration received from customers for the sales of offline products and others, which are recognized as contract liability until services are provided to the customers and products are delivered at customers. The balance of deferred revenue and customer advances as of December 31, 2025 decreased from the higher balance as of December 31, 2024 due to decline in China’s newborn population, as well as increasingly conservative consumer spending in recent years.

Revenue recognized during the year ended December 31, 2025 that was included in the deferred revenue and customer advances balance of RMB283,251 thousand at January 1, 2025 was RMB275,158 thousand (US$39,347 thousand).